Putnam
American Government
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00

[SCALE LOGO OMITTED]

From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal year 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam American Government Income Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


Report from the Fund Managers

Michael Martino
Kevin M. Cronin

During the first half of its fiscal year, Putnam American Government Income Fund outperformed its peer group average, benefiting from an overweighted position in mortgage-backed securities in the final quarter of 1999 and declining interest rates in the first quarter of 2000. The bond market was characterized by a marked split in the two quarters of the six-month period, as interest rates climbed steadily from October 1999 through the new year only to turn downward after mid January 2000.

Total return for 6 months ended 3/31/00

            Class A         Class B        Class C          Class M
         NAV      POP    NAV     CDSC    NAV    CDSC      NAV      POP
------------------------------------------------------------------------
        1.84%   -3.00%  1.45%   -3.49%  1.39%   0.40%   1.57%   -1.69%
------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* STRONG ECONOMY, RISING RATES CHARACTERIZED FOURTH QUARTER OF 1999

The U.S. economy continued its expansion into a record tenth consecutive year, growing at a torrid 7.3% annualized rate in the fourth quarter of 1999. First-quarter 2000 growth is expected to be in the 4.5% to 5% range, which is strong compared to the historical average of 2% to 3%. The economy's strength has fueled the stock market, drawing investment assets away from bonds. Concurrently the growth has spooked bond investors, who have been wary of the effects that a hot economy can have on inflation. The Federal Reserve Board has shared this concern, raising interest rates five times since June 1999 in an attempt to slow the rate of growth.

During the fourth quarter of last year, concerns about the U.S. economy's growth helped propel interest rates upward. The yield on the 10-year Treasury bond, which has become a benchmark for the bond market, rose from 5.88% on September 30, 1999, to 6.79% on January 20, 2000 -- nearly a full percentage point. On average, interest rates for Treasury bonds of all maturities rose about half a percentage point during this period.

[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND
DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION *

                               3/31/99       9/30/99      3/31/00

Average effective maturity    10.3 Years    9.1 Years    9.1 Years

Duration                       5.3 Years    5.2 Years    5.7 Years

Footnote reads:
*This chart depicts the fund's average effective maturity and duration at 6-month intervals over the 12 months ended 3/31/00. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.

The Treasury portion of your fund's portfolio, which had a longer average duration than those of its peers, was negatively affected by the sharp rise in interest rates. Duration is a measure of interest-rate sensitivity that factors in a bond's coupon and its maturity. When interest rates rise, a bond with a longer duration generally will experience a greater price decline than a bond with a shorter duration. A positive counterweight during the semiannual period came from the mortgage-backed securities (MBSs) in the portfolio. Compared to its peers, the fund was overweighted in MBS holdings, which were relatively unaffected by the rate increases. This positioning helped the fund outperform during the final calendar quarter of last year.

[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATIONS (3/31/00)]

PORTFOLIO ALLOCATIONS (3/31/00)*

Cash and short-term investments    6.5%

U.S. Treasury securities          14.9%

Mortgage-backed securities        78.6%

Footnote reads:
* Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Government National Mortgage Association (Ginnie Mae). Allocations will vary over time.

* INVERSION OF YIELD CURVE IS SIGNIFICANT FIRST QUARTER EVENT

An important event in the first quarter of 2000 was an inversion in the yield curve, which was caused by increasing short-term interest rates and a sharp decline in the yield on the 30-year Treasury bond. The Fed, in an attempt to slow economic growth, raised short-term interest rates three times during the period -- in November, early February, and March. Each increase amounted to 25 basis points, bringing the federal funds rate to 6.00% by March 31.


"Just as in the fall of '98, when Russia's financial spiral brought the global capital markets along for the ride, U.S. Treasury securities benefited from wobbly equity and shakiness in other sectors of the debt market."

-- Barron's, April 3, 2000


During the period, long-term interest rates declined primarily because of the federal government's buyback of 30-year Treasury bonds -- the result of a decision to use the budget surplus to pay down federal debt. The increase in demand caused by these purchases pushed long-term prices up, bringing yields down.

Intermediate-maturity bonds also benefited from this trend. If this debt buyback had not occurred, we believe the yield curve would still be somewhat inverted but not as dramatically so. Historically an inverted yield curve has been viewed as a predictor of a slowing economy. Under such a scenario, investors buy longer-term bonds (pushing their yields down) under the assumption that the economy would slow, which could push yields lower still. In addition, an inverted yield curve has been viewed as a precursor to a stock market decline.

[GRAPHIC OMITTED: line chart U.S. TREASURY YIELD CURVE AT 9/30/99 AND 3/31/00]

U.S. TREASURY YIELD CURVE AT 9/30/99 AND 3/31/00

                      9/30/99       3/31/2000
 3 mo.                 4.85%         5.89%
 6 mo.                 4.96%         6.14%
 1 yr.                 5.18%         6.24%
 2 yr.                 5.60%         6.48%
 5 yr.                 5.76%         6.32%
10 yr.                 5.88%         6.02%
30 yr.                6.053%        5.837%

Source: Bloomberg, Inc.

* DECLINING RATES HELPED TREASURY HOLDINGS, HURT MORTGAGE-BACKED
  HOLDINGS IN 2000

Interest rates reversed direction in the second half of the period, partially in response to reports of continued benign inflation. While oil prices rose in the first quarter, inflation has been staved off by rising productivity brought on by technology advances as well as by the price-lowering effects of global competition.

We attribute the decline in rates to three factors. First, the buyback of long-term government bonds influenced the Treasury market overall. Second, bond investors became more convinced that the economy could begin to slow down and that inflation might not increase as a result of continued Fed tightening. Finally, the stock market's gains this year have been tempered by the Fed's actions, reducing the wealth effect that Chairman Alan Greenspan contends has been a primary driver of the economic engine and a potential source of higher inflation.

While the fund's Treasury holdings benefited from the decline in rates, its MBS holdings, which had boosted performance for the first three months of the period, did not. As Treasury yields declined, the difference, or spread, between Treasuries and MBSs increased, hurting the latter's relative performance. During this part of the period, we kept the fund's MBS weighting neutral, or about the same as its peer group average. We also utilized a barbell strategy, in which positions are established in bonds of both short- and long-term maturities, to take advantage of the yield curve inversion.

* OUTLOOK OF CAUTIOUS OPTIMISM

Going into the second calendar quarter, we will be more inclined to add to the fund's MBS weightings, since the recent widening of spreads has resulted in more attractive price levels. In fact, the spread between MBSs and Treasuries is near an all-time high, which was in the mid 1980s, when this market first became popular for investors. As we begin the second half of fiscal 2000, the portfolio's overall duration is being kept neutral relative to its peers, as the immediate direction of interest rates at this point remains unclear.

We anticipate that the Fed will probably raise short-term interest rates at least two more times by the end of June 2000, which should help slow the growth of the economy and ease inflation fears. We believe it is possible for the economy to attain a soft landing from the blistering pace it has set in the past few quarters. In the near term, we may see interest rates rise a little, particularly if first-quarter growth is strong. However, we believe that the Fed tightening should start to have a slowing effect on the economy over the next six months and that toward the latter part of the year, rates may drop back down.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. The fund may invest in securities other than those issued or backed by the full faith and credit of the U.S. government.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam American Government Income Fund is designed for investors seeking high current income primarily through U.S. government securities with preservation of capital as its secondary objective.


TOTAL RETURN FOR PERIODS ENDED 3/31/00

                       Class A            Class B           Class C          Class M
(inception dates)      (3/1/85)          (5/20/94)         (7/26/99)        (2/14/95)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months            1.84%   -3.00%    1.45%   -3.49%    1.39%    0.40%    1.57%   -1.69%
----------------------------------------------------------------------------------------
1 year              0.92    -3.92     0.29    -4.48     0.40    -0.55     0.64    -2.59
----------------------------------------------------------------------------------------
5 years            37.65    31.13    32.87    30.87    32.35    32.35    36.17    31.69
Annual average      6.60     5.57     5.85     5.53     5.77     5.77     6.37     5.66
----------------------------------------------------------------------------------------
10 years           87.29    78.40    73.42    73.42    73.46    73.46    82.88    76.90
Annual average      6.48     5.96     5.66     5.66     5.66     5.66     6.22     5.87
----------------------------------------------------------------------------------------
Life of fund      190.23   176.38   155.70   155.70   158.74   158.74   176.58   167.63
Annual average      7.32     6.97     6.42     6.42     6.51     6.51     6.98     6.75
----------------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/00

                                    Lehman Brothers
                                 Intermediate Treasury          Consumer
                                       Bond Index             price index
------------------------------------------------------------------------------
6 months                                    1.67%                2.03%
------------------------------------------------------------------------------
1 year                                      2.58                 3.69
------------------------------------------------------------------------------
5 years                                    36.57                13.15
Annual average                              6.43                 2.50
------------------------------------------------------------------------------
10 years                                  102.35                33.02
Annual average                              7.30                 2.89
------------------------------------------------------------------------------
Life of fund                              232.68                61.51
Annual average                              8.29                 3.23
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

                                     Class A     Class B   Class C        Class M
-------------------------------------------------------------------------------------
Distributions (number)                 6            6         6              6
-------------------------------------------------------------------------------------
Income                              $0.240        $0.208   $0.213          $0.228
-------------------------------------------------------------------------------------
Capital gains                         --            --       --              --
-------------------------------------------------------------------------------------
  Total                             $0.240        $0.208   $0.213          $0.228
-------------------------------------------------------------------------------------
Share value:                    NAV       POP       NAV       NAV       NAV       POP
-------------------------------------------------------------------------------------
9/30/99                       $8.42     $8.84     $8.39     $8.41     $8.45     $8.73
-------------------------------------------------------------------------------------
3/31/00                        8.33      8.75      8.30      8.31      8.35      8.63
-------------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------------
Current dividend rate 1        5.76%     5.49%     5.06%     5.20%     5.46%     5.28%
-------------------------------------------------------------------------------------
Current 30-day SEC yield 2     5.91      5.72      5.16      5.18      5.67      5.55
-------------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.




Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Intermediate Treasury Bond Index is an unmanaged list of Treasury bonds; it is used as a general gauge of the market for intermediate-term fixed-income securities. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities indexes assume reinvestment of all distributions and interest payments, and the performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
March 31, 2000 (Unaudited)


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.2%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
U.S. Government Agency Mortgage Obligations (83.4%)
----------------------------------------------------------------------------------------------------------------------------
                        Federal Home Loan Mortgage Corporation
           $20,019,899    7s, with due dates from August 1, 2012 to
                          November 1, 2012                                                                  $     19,650,732
            45,640,000    6 7/8s, 2005                                                                            45,211,897
           100,000,000    5 3/4s, April 15, 2008                                                                  91,328,000
             6,622,844    5 1/2s, with due dates from March 1, 2011 to
                          April 1, 2011                                                                            6,105,401
                        Federal National Mortgage Association
                          Pass-Through Certificates
             4,995,309    8s, with due dates from September 1, 2029 to
                          November 1, 2029                                                                         5,009,345
           200,000,000    7 1/4s, January 15, 2010                                                               201,344,000
            14,850,580    7s, with due dates from January 1, 2011 to
                          February 1, 2030                                                                        14,289,877
             4,106,020    6 1/2s, with due dates from December 1, 2008 to
                          May 1, 2011                                                                              3,953,317
           414,365,515    6s, with due dates from July 1, 2013 to April 1, 2030                                  380,020,459
                        Financing Corp. Strip
            23,816,000    zero %, with due dates from October 6, 2011 to May 2, 2016                               9,648,047
             3,130,000    Ser. A, zero %, August 8, 2013                                                           1,289,591
             4,571,000    Ser. C, zero %, with due dates from November 30, 2011 to
                          May 30, 2014                                                                             2,029,485
             8,622,000    Ser. 1, zero %, with due dates from May 11, 2011 to
                          May 11, 2013                                                                             3,805,806
             1,000,000    Ser. 2, zero %, May 30, 2012                                                               416,100
               183,000    Ser. 3, zero %, November 30, 2013                                                           73,905
             1,250,000    Ser. 4, zero %, October 6, 2012                                                            506,600
               709,000    Ser. 5, zero %, with due dates from August 8, 2011 to
                          August 8, 2013                                                                             297,344
             2,374,000    Ser. 6, zero %, with due dates from August 3, 2011 to
                          February 3, 2014                                                                           995,806
             3,461,000    Ser. 11, zero %, with due dates from February 8, 2012 to
                          February 8, 2014                                                                         1,331,561
            31,071,000    Ser 13, zero % with due dates from June 27, 2012 to
                          December 27, 2015                                                                       10,578,387
            15,956,000    Ser.16, zero %, with due dates from April 5, 2013 to
                          October 5, 2013                                                                          6,665,738
             1,654,000    Ser. 17, zero %, October 5, 2011                                                           718,663
            13,820,000    Ser. 19, zero %, June 6, 2012                                                            5,736,820
             5,234,000  Financing Corp Tiger Strip, zero %, August 8, 2011                                         2,458,829
                        Government National Mortgage Association
                          Pass-Through Certificates
             4,790,973    9 1/2s, with due dates from November 15, 2028 to
                          March 15, 2029                                                                           5,065,684
             1,460,716    9s, with due dates from November 15, 2008 to
                          July 15, 2024                                                                            1,512,667
                        Government National Mortgage Association
                          Pass-Through Certificates
             5,394,531    8 1/2s, with due dates from February 15, 2005 to
                          December 15, 2024                                                                        5,545,003
            31,649,051    8s, with due dates from January 15, 2001 to
                          December 15, 2027                                                                       32,130,558
            71,279,578    7 1/2s, with due dates from February 15, 2022 to
                          January 15, 2028                                                                        70,935,080
           169,454,136    7s, with due dates from November 15, 2022 to
                          December 15, 2028                                                                      164,208,365
           133,184,365    6 1/2s, with due dates from October 15, 2025 to
                          May 15, 2029                                                                           125,610,939
           114,129,277    6s, with due dates from October 15, 2023 to
                          July 15, 2029                                                                          104,428,286
                                                                                                            ----------------
                                                                                                               1,322,902,292

U.S. Treasury Obligations (15.8%)
----------------------------------------------------------------------------------------------------------------------------
                        U.S. Treasury Bonds
            55,000,000    6 1/8s, August 15, 2029                                                                 56,057,100
            14,000,000    6 1/8s, November 15, 2027                                                               14,137,760
            31,831,000    5 1/2s, August 15, 2028                                                                 29,513,385
                        U.S. Treasury Notes
            50,000,000    6 1/2s, February 15, 2010                                                               51,750,000
               635,000    6s, August 15, 2009                                                                        626,958
           100,000,000    5 7/8s, November 15, 2004                                                               98,187,000
                                                                                                            ----------------
                                                                                                                 250,272,203
                                                                                                            ----------------
                        Total U.S. Government and Agency Obligations
                          (cost $1,593,515,409)                                                             $  1,573,174,495

SHORT-TERM INVESTMENTS (6.9%) (a)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
           $59,097,000  Interest in $779,235,000 joint repurchase agreement dated March 31, 2000 with S.B.C. Warburg Inc.
                          due April 3, 2000 with respect to various U.S. Treasury
                          obligations -- maturity value of $59,127,041 for an
                          effective yield of 6.10%                                                          $     59,097,000
            50,000,000  Interest in $1,000,000,000 joint repurchase agreement dated March 31, 2000 with Goldman Sachs & Co.
                          due April 3, 2000 with respect to various U.S. Treasury
                          obligations -- maturity value of $50,025,375 for an
                          effective yield of 6.09%                                                                50,000,000
                                                                                                            ----------------
                        Total Short-Term Investments  (cost $109,097,000)                                   $    109,097,000
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $1,702,612,409) (b)                                         $  1,682,271,495
----------------------------------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets of $1,585,287,211.

(b) The aggregate identified cost on a tax basis is $1,702,651,472,resulting in gross unrealized appreciation and depreciation of $13,598,924 and $33,978,901, respectively, or net unrealized depreciation of $20,379,977.

--------------------------------------------------------------------
TBA Sale Commitments at March 31, 2000 (Unaudited)
(Proceeds receivable $102,595,779)
                              Principal   Settlement          Market
                                 Amount         Date           Value
--------------------------------------------------------------------
GNMA, 6.5s, April 2030     $109,911,782      4/19/00    $103,677,586
--------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
March 31, 2000 (Unaudited)

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,702,612,409) (Note 1)                                       $1,682,271,495
----------------------------------------------------------------------------------------------
Cash                                                                                       356
----------------------------------------------------------------------------------------------
Interest and other receivables                                                      14,942,275
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                 975,695
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                     102,990,075
----------------------------------------------------------------------------------------------
Total assets                                                                     1,801,179,896

Liabilities
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                   100,086,243
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           8,553,702
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         2,221,619
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             145,420
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           93,627
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             4,423
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               1,023,565
----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $102,595,779)                 103,677,586
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  86,500
----------------------------------------------------------------------------------------------
Total liabilities                                                                  215,892,685
----------------------------------------------------------------------------------------------
Net assets                                                                      $1,585,287,211

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                              $1,985,035,313
----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (10,687)
----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                             (378,314,694)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                         (21,422,721)
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $1,585,287,211

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,454,595,648 divided by 174,635,845 shares)                                           $8.33
----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.33)*                                   $8.75
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($122,773,674 divided by 14,796,721 shares)**                                            $8.30
----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,144,345 divided by 137,703 shares)**                                                 $8.31
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($6,773,544 divided by 810,885 shares)                                                   $8.35
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.35)*                                   $8.63
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent sales charge.


The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2000 (Unaudited)
Interest income:                                                                  $ 55,802,202
----------------------------------------------------------------------------------------------

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     4,596,927
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       1,031,652
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       32,172
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         7,436
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                1,882,105
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                  725,930
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    3,172
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   18,259
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 27,567
----------------------------------------------------------------------------------------------
Auditing                                                                                25,310
----------------------------------------------------------------------------------------------
Legal                                                                                    9,833
----------------------------------------------------------------------------------------------
Postage                                                                                 97,827
----------------------------------------------------------------------------------------------
Other                                                                                   82,404
----------------------------------------------------------------------------------------------
Total expenses                                                                       8,540,594
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (235,396)
----------------------------------------------------------------------------------------------
Net expenses                                                                         8,305,198
----------------------------------------------------------------------------------------------
Net investment income                                                               47,497,004
----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (41,761,928)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and TBA sale commitments
during the period                                                                   20,387,504
----------------------------------------------------------------------------------------------
Net loss on investments                                                            (21,374,424)
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $ 26,122,580
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $   47,497,004     $   83,035,546
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (41,761,928)       (26,790,166)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                 20,387,504        (89,045,787)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                 26,122,580        (32,800,407)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
   From net investment income
      Class A                                                            (43,618,800)       (76,799,616)
-------------------------------------------------------------------------------------------------------
      Class B                                                             (3,673,805)        (5,462,673)
-------------------------------------------------------------------------------------------------------
      Class C                                                                (15,701)            (6,381)
-------------------------------------------------------------------------------------------------------
      Class M                                                               (199,385)          (239,117)
-------------------------------------------------------------------------------------------------------
   In excess of net investment income
      Class A                                                                     --         (7,299,290)
-------------------------------------------------------------------------------------------------------
      Class B                                                                     --           (519,191)
-------------------------------------------------------------------------------------------------------
      Class C                                                                     --               (607)
-------------------------------------------------------------------------------------------------------
      Class M                                                                     --            (22,726)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4 and 5)                                             (123,750,459)       263,242,606
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (145,135,570)       140,092,598

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    1,730,422,781      1,590,330,183
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net
investment income of $10,687 and $--, respectively)                   $1,585,287,211     $1,730,422,781
-------------------------------------------------------------------------------------------------------

* Unaudited


The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended
Per-share                              March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $8.42          $9.11          $8.65          $8.39          $8.65          $8.21
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .24(c)         .46(c)         .50(c)         .54            .52            .55
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.09)          (.65)           .49            .23           (.21)           .50
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .15           (.19)           .99            .77            .31           1.05
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.24)          (.46)          (.53)          (.51)          (.53)          (.56)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.04)            --             --           (.04)            --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --             --             --             --             --           (.05)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.24)          (.50)          (.53)          (.51)          (.57)          (.61)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $8.33          $8.42          $9.11          $8.65          $8.39          $8.65
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.84*         (2.12)         11.83           9.49           3.64          13.42
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,454,596     $1,557,539     $1,500,157     $1,553,706     $1,800,683     $2,183,766
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .48*           .98           1.01            .97            .95            .94
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.90*          5.30           5.72           6.34           6.14           6.62
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   229.22*        240.06(d)      316.47         253.26         245.46         468.86
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended
Per-share                              March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $8.39          $9.08          $8.61          $8.35          $8.62          $8.19
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       .21(c)         .39(c)         .41(c)         .48            .49            .46(c)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.09)          (.64)           .53            .23           (.26)           .51
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .12           (.25)           .94            .71            .23            .97
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.21)          (.40)          (.47)          (.45)          (.46)          (.49)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.04)            --             --           (.04)            --
--------------------------------------------------------------------------------------------------------------------------
From return of capital                       --             --             --             --             --           (.05)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.21)          (.44)          (.47)          (.45)          (.50)          (.54)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $8.30          $8.39          $9.08          $8.61          $8.35          $8.62
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.45*         (2.83)         11.20           8.72           2.77          12.32
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $122,774       $165,020        $86,302        $30,935        $23,067         $9,099
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .86*          1.73           1.76           1.72           1.70           1.68
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.53*          4.56           4.87           5.59           5.46           5.76
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   229.22*        240.06(d)      316.47         253.26         245.46         468.86
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.





Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------
                                                                                       Six months
                                                                                          ended           For the period
Per-share                                                                               March 31           July 26, 1999+
operating performance                                                                 (Unaudited)           to Sept. 30
------------------------------------------------------------------------------------------------------------------------
                                                                                           2000                  1999
------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                       $8.41                 $8.42
------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(c)                                                             .21                   .07
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                 (.10)                   --
------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                       .11                   .07
------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                          (.21)                 (.07)
------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                            --                  (.01)
------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                       --                    --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                        (.21)                 (.08)
------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                             $8.31                 $8.41
------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                     1.39*                 0.80*
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                           $1,144                  $240
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                   .86*                  .32*
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                  2.50*                  .87*
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                   229.22*               240.06(d)
------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High
    Quality Bond Fund.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                          ended                                                               For the period
Per-share                                March 31                                                              Feb. 14, 1995+
operating performance                  (Unaudited)                     Year ended September 30                  to Sept. 30
----------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $8.45          $9.14          $8.66          $8.38          $8.65          $8.14
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                       .23(c)         .44(c)         .46(c)         .53            .53            .29(c)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 (.10)          (.65)           .53            .24           (.26)           .62
----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       .13           (.21)           .99            .77            .27            .91
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.23)          (.44)          (.51)          (.49)          (.50)          (.37)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.04)            --             --           (.04)            --
----------------------------------------------------------------------------------------------------------------------------
From return of capital                       --             --             --             --             --           (.03)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.23)          (.48)          (.51)          (.49)          (.54)          (.40)
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $8.35          $8.45          $9.14          $8.66          $8.38          $8.65
----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     1.57*         (2.36)         11.76           9.45           3.24          11.44*
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $6,774         $7,624         $3,871         $1,170         $1,108           $672
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .61*          1.23           1.26           1.22           1.20            .78*
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.78*          5.06           5.34           6.10           5.94           4.03*
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   229.22*        240.06(d)      316.47         253.26         245.46         468.86
----------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements with PFTC. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam American Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, with preservation of capital as its secondary objective.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Discounts on zero coupon bonds are accreted according to the yield-to-maturity basis. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

E) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1999, the fund had a capital loss carryover of approximately $301,280,000 available to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $37,523,000    September 30, 2001
     7,767,000    September 30, 2002
   255,990,000    September 30, 2003

G) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $235,396 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,781 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $58,292 and $266 from the sale of class A and class M shares, respectively, and received $314,999 and $250 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $24,909 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $3,663,962,303 and $3,590,593,110, respectively.

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 24,278,238        $201,851,935
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,118,159          25,787,133
---------------------------------------------------------------------------
                                            27,396,397         227,639,068

Shares
repurchased                                (37,652,350)       (311,622,034)
---------------------------------------------------------------------------
Net decrease                               (10,255,953)       $(83,982,966)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 68,464,446        $600,200,128
---------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High
Quality Bond
Fund                                        36,135,089         306,786,904
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                5,397,009          46,830,368
---------------------------------------------------------------------------
                                           109,996,544         953,817,400

Shares
repurchased                                (89,695,209)       (782,899,168)
---------------------------------------------------------------------------
Net increase                                20,301,335        $170,918,232
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,589,422         $29,653,123
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  337,351           2,781,559
---------------------------------------------------------------------------
                                             3,926,773          32,434,682

Shares
repurchased                                 (8,797,454)        (72,347,680)
---------------------------------------------------------------------------
Net decrease                                (4,870,681)       $(39,912,998)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,474,709        $178,407,530
---------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High
Quality Bond
Fund                                         4,188,773          35,437,018
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  520,684           4,483,875
---------------------------------------------------------------------------
                                            25,184,166         218,328,423

Shares
repurchased                                (15,018,282)       (130,345,803)
---------------------------------------------------------------------------
Net increase                                10,165,884         $87,982,620
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class C                                         Amount             Shares
---------------------------------------------------------------------------
Shares sold                                    166,300          $1,374,537
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,889              15,551
---------------------------------------------------------------------------
                                               168,189           1,390,088

Shares
repurchased                                    (59,034)           (487,923)
---------------------------------------------------------------------------
Net increase                                   109,155            $902,165
---------------------------------------------------------------------------

                                               For the period July 26,1999
                                           (commencement of operations) to
                                                        September 30, 1999
---------------------------------------------------------------------------
Class C                                         Amount              Shares
---------------------------------------------------------------------------
Shares sold                                    133,079          $1,114,472
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      768              6,385
---------------------------------------------------------------------------
                                               133,847           1,120,857

Shares
repurchased                                   (105,299)           (882,713)
---------------------------------------------------------------------------
Net increase                                    28,548            $238,144
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    132,765          $1,104,681
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   19,136             158,746
---------------------------------------------------------------------------
                                               151,901           1,263,427

Shares
repurchased                                   (243,733)         (2,020,087)
---------------------------------------------------------------------------
Net decrease                                   (91,832)          $(756,660)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    563,063          $4,932,289
---------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High
Quality Bond
Fund                                           323,217           2,750,574
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   23,681             204,944
---------------------------------------------------------------------------
                                               909,961           7,887,807

Shares
repurchased                                   (430,898)         (3,784,197)
---------------------------------------------------------------------------
Net increase                                   479,063          $4,103,610
---------------------------------------------------------------------------

Note 5
Acquisition of Putnam High Quality Bond Fund

On July 12, 1999, the fund issued 36,135,089, 4,188,773, and 323,217 of class A, class B, and class M shares respectively, in exchange for 31,929,070, 3,705,276, and 286,163 of class A, class B, and class M shares of Putnam High Quality Bond Fund to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The net assets of the fund and Putnam High Quality Bond Fund on July 9, 1999, were $1,452,560,868 and $344,974,496 respectively. On July 9, 1999,
Putnam High Quality Bond Fund had unrealized depreciation of
$12,281,956.

The aggregate net assets of the fund immediately following the acquisition were $1,797,535,364.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Michael Martino
Vice President and Fund Manager

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam American Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



SA027-60364  033/292/895  5/00